GENERAL AND ADMINISTRATIVE EXPENSE (Tables)	12 Months Ended
Dec. 31, 2019
GENERAL AND ADMINISTRATIVE EXPENSE
Schedule of General and Administrative Expense

($ thousands)	2019	2018	2017
General and administrative expense	$49,532	$49,943	$50,544
Share-based compensation expense	23,321	25,840	23,757
General and administrative expense(1)	$72,853	$75,783	$74,301
(1)	Includes cash and non-cash amounts.